Expense Example - iShares High Yield Bond Factor ETF - iShares High Yield Bond Factor ETF	Jun. 29, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	$ 443